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                        American Independence Funds Trust



July 5, 2002



VIA EDGAR TRANSMISSION
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Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


RE: AMERICAN INDEPENDENCE FUNDS TRUST - NESTEGG FUNDS (THE "TRUST")
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    RULE 497(j) FILING
    SEC FILE NOS. 333-447, 811-7505


Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended.

As an Assistant Secretary of the Trust, I hereby certify that the Trust's definitive Prospectus, which would have been filed by the Trust pursuant to Rule 497(c), would not have differed from that contained in the Trust's most recent Post-Effective Amendment on Form N-1A, filed pursuant to EDGAR on June 28, 2002.

If you have any questions concerning this filing, please do not hesitate to call me at 617-824-1215, or in my absence, contact Tim Walsh at 617-824-1222.

Sincerely,


/s/ Curtis Barnes

Curtis Barnes
Assistant Secretary
American Independence Funds Trust


Enclosures